Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2022
Shares Fair Value
COMMON STOCK (99.5%)
Aerospace & Defense ( 0.8% )
Aerojet Rocketdyne Holdings, Inc.
(a)
13,754 $ 558,413
Barnes Group, Inc. 13,938 434,029
992,442
Auto Parts & Equipment ( 1.3% )
Allison Transmission Holdings, Inc. 17,467 671,606
Dorman Products, Inc.
(a)
5,242 575,100
Standard Motor Products, Inc. 10,865 488,816
1,735,522
Banks ( 16.7% )
Amalgamated Financial Corp. 17,245 341,106
Associated Banc-Corp. 12,502 228,287
Bar Harbor Bankshares 15,066 389,607
Carter Bankshares , Inc.
(a)
17,125 226,050
Cathay General Bancorp 12,634 494,621
Central Pacific Financial Corp. 21,557 462,398
Civista Bancshares, Inc. 27,691 588,711
CNB Financial Corp. 29,612 716,314
Community Trust Bancorp, Inc. 6,365 257,401
CrossFirst Bankshares , Inc.
(a)
20,456 270,019
Customers Bancorp, Inc.
(a)
12,802 433,988
Eagle Bancorp, Inc. 5,825 276,163
Enterprise Financial Services Corp. 11,079 459,778
Farmers National Banc Corp. 33,895 508,425
Finwise Bancorp
(a)
18,082 168,705
First Bancorp/Southern Pines NC 15,485 540,427
First Bank/Hamilton NJ 18,323 256,156
First Commonwealth Financial Corp. 18,864 253,155
First Financial Bancorp 27,968 542,579
First Internet Bancorp 6,651 244,890
First Merchants Corp. 13,050 464,841
FNB Corp. 41,268 448,170
Fulton Financial Corp. 16,830 243,194
Hancock Whitney Corp. 10,753 476,680
Hanmi Financial Corp. 24,629 552,675
Heritage Commerce Corp. 24,164 258,313
Hope Bancorp, Inc. 42,164 583,550
Horizon Bancorp, Inc./IN 30,269 527,286
Independent Bank Corp. 13,740 264,907
Lakeland Bancorp, Inc. 32,916 481,232
Mercantile Bank Corp. 14,206 453,882
Meta Financial Group, Inc. 6,221 240,566

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Banks (16.7%) (continued)
Metropolitan Bank Holding Corp.
(a)
3,257 $ 226,101
Midland States Bancorp, Inc. 25,792 620,040
MidWestOne Financial Group, Inc. 23,008 683,798
OP Bancorp 30,629 321,298
PCB Bancorp 13,788 257,560
Peapack -Gladstone Financial Corp. 8,008 237,838
Preferred Bank/Los Angeles CA 8,294 564,158
QCR Holdings, Inc. 9,483 511,987
RBB Bancorp 27,123 560,632
Republic Bancorp, Inc., Class A 12,017 579,820
Synovus Financial Corp. 12,126 437,142
The Bancorp, Inc.
(a)
29,771 581,130
The First Bancshares, Inc. 18,039 515,915
TrustCo Bank Corp. NY 18,843 581,118
Univest Financial Corp. 10,252 260,811
Valley National Bancorp 48,792 507,925
Veritex Holdings, Inc. 15,163 443,669
Virtu Financial, Inc., Class A 14,225 333,007
Webster Financial Corp. 10,668 449,656
Western New England Bancorp, Inc. 40,901 305,121
21,632,802
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 936 527,810
Biotechnology ( 2.7% )
4D Molecular Therapeutics, Inc.
(a)
10,354 72,271
Alector , Inc.
(a)
7,650 77,724
Allakos , Inc.
(a)
17,749 55,554
Allovir , Inc.
(a)
14,955 58,325
Annexon , Inc.
(a)
22,256 83,905
Applied Molecular Transport, Inc.
(a)
17,987 52,342
Arcus Biosciences, Inc.
(a)
3,874 98,167
Avidity Biosciences, Inc.
(a)
5,825 84,637
BioAtla , Inc.
(a)
20,814 59,320
C4 Therapeutics, Inc.
(a)
9,815 74,005
CytomX Therapeutics, Inc.
(a)
36,843 67,423
Denali Therapeutics, Inc.
(a)
3,241 95,383
Dyne Therapeutics, Inc.
(a)
10,535 72,376
Editas Medicine, Inc.
(a)
5,658 66,934
Erasca , Inc.
(a)
12,374 68,923

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2022
Shares Fair Value
Biotechnology (2.7%) (continued)
Fate Therapeutics, Inc.
(a)
3,353 $ 83,087
Forma Therapeutics Holdings, Inc.
(a)
11,052 76,148
Generation Bio Co.
(a)
15,099 99,049
Homology Medicines, Inc.
(a)
39,929 78,660
Ideaya Biosciences, Inc.
(a)
7,786 107,447
Ikena Oncology, Inc.
(a)
11,876 52,611
ImmunityBio , Inc.
(a)
20,024 74,489
ImmunoGen , Inc.
(a)
17,731 79,790
Ionis Pharmaceuticals, Inc.
(a)
2,806 103,878
Iovance Biotherapeutics , Inc.
(a)
5,259 58,059
Kronos Bio, Inc.
(a)
14,607 53,170
Kymera Therapeutics, Inc.
(a)
4,005 78,858
LianBio , ADR
(a)
26,186 56,562
MacroGenics , Inc.
(a)
11,029 32,536
Magenta Therapeutics, Inc.
(a)
34,349 41,219
MeiraGTx Holdings plc
(a)
7,597 57,509
Mersana Therapeutics, Inc.
(a)
23,652 109,272
Nektar Therapeutics
(a)
21,019 79,872
NGM Biopharmaceuticals, Inc.
(a)
6,831 87,573
Pliant Therapeutics, Inc.
(a)
15,170 121,512
Praxis Precision Medicines, Inc.
(a)
9,837 24,101
Precision BioSciences , Inc.
(a)
32,508 52,013
Rubius Therapeutics, Inc.
(a)
17,955 15,274
Sage Therapeutics, Inc.
(a)
2,919 94,284
Sangamo Therapeutics, Inc.
(a)
15,956 66,058
Sarepta Therapeutics, Inc.
(a)
1,273 95,424
Scholar Rock Holding Corp.
(a)
7,861 43,157
Shattuck Labs, Inc.
(a)
26,530 107,712
Surface Oncology, Inc.
(a)
35,208 57,741
Sutro Biopharma, Inc.
(a)
12,701 66,172
Taysha Gene Therapies, Inc.
(a)
15,322 56,998
TCR2 Therapeutics, Inc.
(a)
23,909 69,336
Viking Therapeutics, Inc.
(a)
29,855 86,281
Zentalis Pharmaceuticals, Inc.
(a)
3,223 90,566
3,543,707
Building Materials ( 3.1% )
Apogee Enterprises, Inc. 5,999 235,281

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Building Materials (3.1%) (continued)
Eagle Materials, Inc. 2,156 $ 237,031
Forestar Group, Inc.
(a)
24,153 330,655
Great Lakes Dredge & Dock Corp.
(a)
20,245 265,412
KB Home 11,647 331,474
Masonite International Corp.
(a)
2,747 211,052
Patrick Industries, Inc. 7,391 383,149
PGT Innovations, Inc.
(a)
15,574 259,151
Quanex Building Products Corp. 23,304 530,166
Trinity Industries, Inc. 21,725 526,179
Tutor Perini Corp.
(a)
58,252 511,452
UFP Industries, Inc. 3,420 233,039
4,054,041
Chemicals ( 2.9% )
American Vanguard Corp. 28,948 646,988
Ashland Global Holdings, Inc. 4,961 511,231
Haynes International, Inc. 11,680 382,753
Ingevity Corp.
(a)
9,783 617,699
Minerals Technologies, Inc. 4,443 272,534
The Chemours Co. 17,918 573,734
Tronox Holdings PLC, Class A 29,160 489,888
Valhi, Inc. 5,867 266,010
3,760,837
Coal Operations ( 0.2% )
SunCoke Energy, Inc. 36,403 247,904
Commercial Services ( 4.7% )
ASGN, Inc.
(a)
2,967 267,772
Cars.com, Inc.
(a)
20,762 195,786
Euronet Worldwide, Inc.
(a)
4,171 419,561
Forrester Research, Inc.
(a)
9,880 472,659
Heidrick & Struggles International, Inc. 15,982 517,177
Kelly Services, Inc., Class A 14,448 286,504
Korn Ferry 4,349 252,329
ManpowerGroup , Inc. 5,186 396,262
Medifast , Inc. 1,414 255,241
SP Plus Corp.
(a)
22,600 694,272
The Aaron's Co., Inc. 26,252 381,967
Vectrus , Inc.
(a)
16,755 560,622
WEX, Inc.
(a)
3,343 520,037
Yelp, Inc.
(a)
19,179 532,601

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2022
Shares Fair Value
Commercial Services (4.7%) (continued)
ZipRecruiter, Inc.
(a)
23,980 $ 355,384
6,108,174
Computers ( 1.3% )
Box, Inc.
(a)
22,691 570,452
CommVault Systems, Inc.
(a)
10,233 643,656
Qualys , Inc.
(a)
4,045 510,236
1,724,344
Distribution/Wholesale ( 0.7% )
G-III Apparel Group, Ltd.
(a)
12,082 244,419
Resideo Technologies, Inc.
(a)
12,857 249,683
ScanSource , Inc.
(a)
12,924 402,453
896,555
Diversified Financial Services ( 2.5% )
Affiliated Managers Group, Inc. 2,148 250,457
Air Lease Corp. 13,518 451,907
BGC Partners, Inc., Class A 68,509 230,875
Cushman & Wakefield PLC
(a)
27,121 413,324
Evercore , Inc., Class A 4,320 404,395
International Money Express, Inc.
(a)
13,358 273,438
NMI Holdings, Inc., Class A
(a)
29,133 485,064
RE/MAX Holdings, Inc. 18,750 459,750
StoneX Group, Inc.
(a)
3,508 273,870
3,243,080
Education ( 0.8% )
Bright Horizons Family Solutions, Inc.
(a)
5,641 476,777
Laureate Education, Inc., Class A 46,370 536,501
1,013,278
Electric ( 2.5% )
ALLETE, Inc. 9,508 558,881
Black Hills Corp. 6,917 503,350
Hawaiian Electric Industries, Inc. 14,858 607,692
Pinnacle West Capital Corp. 7,518 549,716
PNM Resources, Inc. 11,286 539,245
Portland General Electric Co. 10,415 503,357
3,262,241
Electrical Components & Equipment ( 2.3% )
IPG Photonics Corp.
(a)
5,456 513,573
Jabil, Inc. 11,127 569,814
Sanmina Corp.
(a)
15,524 632,292

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Electrical Components & Equipment (2.3%) (continued)
TTM Technologies, Inc.
(a)
42,602 $ 532,525
Vishay Intertechnology , Inc. 28,621 510,026
Vishay Precision Group, Inc.
(a)
9,328 271,725
3,029,955
Electronics ( 0.5% )
OSI Systems, Inc.
(a)
7,053 602,608
Engineering & Construction ( 0.9% )
EMCOR Group, Inc. 5,221 537,554
Sterling Infrastructure, Inc.
(a)
26,124 572,638
1,110,192
Food ( 1.4% )
Flowers Foods, Inc. 21,702 571,197
Natural Grocers by Vitamin Cottage, Inc. 16,206 258,486
Post Holdings, Inc.
(a)
6,612 544,498
The Hain Celestial Group, Inc.
(a)
19,191 455,594
1,829,775
Forest Products & Paper ( 0.4% )
Clearwater Paper Corp.
(a)
15,845 532,867
Gambling (Non-Hotel) ( 1.2% )
Accel Entertainment, Inc.
(a)
24,910 264,544
Everi Holdings, Inc.
(a)
29,300 477,883
Golden Entertainment, Inc.
(a)
10,954 433,231
Monarch Casino & Resort, Inc.
(a)
7,426 435,683
1,611,341
Hand & Machine Tools ( 0.4% )
Columbus McKinnon Corp. 15,723 446,062
Healthcare Products ( 3.3% )
Avanos Medical, Inc.
(a)
18,363 502,044
Catalyst Pharmaceuticals, Inc.
(a)
75,466 529,017
Haemonetics Corp.
(a)
8,413 548,359
Integra LifeSciences Holdings Corp.
(a)
9,249 499,724
Lantheus Holdings, Inc.
(a)
8,273 546,266
Merit Medical Systems, Inc.
(a)
9,893 536,893
Natus Medical, Inc.
(a)
15,115 495,319
NextGen Healthcare, Inc.
(a)
25,944 452,463

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2022
Shares Fair Value
Healthcare Products (3.3%) (continued)
Sensus Healthcare, Inc.
(a)
29,658 $ 227,774
4,337,859
Healthcare Services ( 4.2% )
Acadia Healthcare Co., Inc.
(a)
7,139 482,811
Agiliti , Inc.
(a)
26,258 538,552
Computer Programs and Systems, Inc.
(a)
8,490 271,425
Exelixis , Inc.
(a)
23,460 488,437
Hanger, Inc.
(a)
16,488 236,108
MEDNAX, Inc.
(a)
21,315 447,828
Option Care Health, Inc.
(a)
24,237 673,546
Premier, Inc., Class A 15,391 549,151
Sotera Health Co.
(a)
24,068 471,492
The Ensign Group, Inc. 7,372 541,621
United Therapeutics Corp.
(a)
3,283 773,606
5,474,577
Home Builders ( 0.4% )
MDC Holdings, Inc. 8,287 267,753
Taylor Morrison Home Corp., Class A
(a)
9,060 211,642
479,395
Hotels ( 1.4% )
Bluegreen Vacations Holding Corp. 20,099 501,671
Marriott Vacations Worldwide Corp. 4,405 511,861
Playa Hotels & Resorts NV
(a)
28,344 194,723
Target Hospitality Corp.
(a)
40,862 233,322
Travel + Leisure Co. 10,246 397,750
1,839,327
Household Products ( 0.5% )
Ennis, Inc. 30,316 613,293
Insurance ( 2.0% )
Axis Capital Holdings, Ltd. 12,630 721,047
CNO Financial Group, Inc. 29,490 533,474
MGIC Investment Corp. 20,041 252,516
Palomar Holdings, Inc.
(a)
9,733 626,805
Primerica, Inc. 4,020 481,154
2,614,996
Lodging ( 0.4% )
Century Casinos, Inc.
(a)
63,475 457,020

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Machinery - Diversified ( 2.4% )
Cactus, Inc. 5,503 $ 221,606
DXP Enterprises, Inc./TX
(a)
17,644 540,436
Enovis Corp.
(a)
9,144 502,920
GrafTech International, Ltd. 59,336 419,505
Kadant , Inc. 3,105 566,197
Kennametal, Inc. 19,437 451,521
Thermon Group Holdings, Inc.
(a)
33,014 463,847
3,166,032
Media ( 0.3% )
Sinclair Broadcast Group, Inc., Class A 19,748 402,859
Medical Devices ( 0.4% )
iRadimed Corp. 16,618 564,015
Metal Fabricate & Hardware ( 1.4% )
AZZ, Inc. 12,130 495,147
Proto Labs, Inc.
(a)
11,339 542,458
The Timken Co. 9,635 511,137
TriMas Corp. 7,273 201,389
1,750,131
Miscellaneous Manufacturing ( 3.1% )
Belden, Inc. 10,763 573,345
Harley-Davidson, Inc. 15,101 478,098
Hillenbrand, Inc. 12,522 512,901
Moog, Inc., Class A 6,567 521,354
O-I Glass, Inc.
(a)
32,248 451,472
Oxford Industries, Inc. 4,615 409,535
Pilgrim's Pride Corp.
(a)
20,499 640,184
Standex International Corp. 5,537 469,427
4,056,316
Oil & Gas ( 8.5% )
APA Corp. 19,430 678,107
CVR Energy, Inc. 15,261 511,244
DT Midstream, Inc. 9,981 489,269
EnLink Midstream, LLC 39,279 333,872
Kosmos Energy, Ltd.
(a)
34,899 216,025
Murphy Oil Corp. 14,033 423,656
National Fuel Gas Co. 8,888 587,052
NexTier Oilfield Solutions, Inc.
(a)
24,771 235,572
NOW, Inc.
(a)
48,501 474,340
Oasis Petroleum, Inc. 8,011 974,487

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2022
Shares Fair Value
Oil & Gas (8.5%) (continued)
Ovintiv , Inc. 21,055 $ 930,420
PBF Energy, Inc., Class A
(a)
8,339 241,998
PDC Energy, Inc. 8,693 535,576
ProPetro Holding Corp.
(a)
53,480 534,800
Ranger Oil Corp.
(a)
15,774 518,491
REX American Resources Corp.
(a)
2,723 230,910
Riley Exploration Permian, Inc. 5,008 121,093
SM Energy Co. 15,451 528,270
Solaris Oilfield Infrastructure, Inc., Class A 59,766 650,254
Talos Energy, Inc.
(a)
28,709 444,128
UGI Corp. 12,774 493,204
Whiting Petroleum Corp. 6,461 439,542
World Fuel Services Corp. 23,124 473,117
11,065,427
Pharmaceuticals ( 2.3% )
Amphastar Pharmaceuticals, Inc.
(a)
12,351 429,691
Assertio Holdings, Inc.
(a)
86,831 256,151
Fulcrum Therapeutics, Inc.
(a)
13,071 64,048
Gritstone bio, Inc.
(a)
25,225 61,045
Harmony Biosciences Holdings, Inc.
(a)
9,856 480,677
Jounce Therapeutics, Inc.
(a)
21,091 63,906
Olema Pharmaceuticals, Inc.
(a)
27,664 112,593
ORIC Pharmaceuticals, Inc.
(a)
16,030 71,814
Passage Bio, Inc.
(a)
32,459 76,603
Pieris Pharmaceuticals, Inc.
(a)
34,753 64,988
Prestige Consumer Healthcare, Inc.
(a)
11,000 646,800
Rhythm Pharmaceuticals, Inc.
(a)
21,403 88,822
USANA Health Sciences, Inc.
(a)
7,199 520,920
2,938,058
Real Estate Investment Trusts ( 6.9% )
Alexander & Baldwin, Inc. REIT 18,624 334,301
American Assets Trust, Inc. REIT 14,674 435,818
Apple Hospitality REIT, Inc. 33,392 489,861
Armada Hoffler Properties, Inc. REIT 31,900 409,596
Braemar Hotels & Resorts, Inc. REIT 93,902 402,840
Brixmor Property Group, Inc. REIT 20,455 413,395
Chatham Lodging Trust REIT
(a)
34,531 360,849
City Office REIT, Inc. 20,811 269,502
Community Healthcare Trust, Inc. REIT 10,033 363,295
Douglas Emmett, Inc. REIT 9,541 213,528

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Real Estate Investment Trusts (6.9%) (continued)
EastGroup Properties, Inc. REIT 1,591 $ 245,539
EPR Properties REIT 11,602 544,482
Essential Properties Realty Trust, Inc. REIT 20,855 448,174
Getty Realty Corp. REIT 16,929 448,618
Global Medical REIT, Inc. 37,896 425,572
Global Net Lease, Inc. REIT 29,538 418,258
Highwoods Properties, Inc. REIT 6,243 213,448
Innovative Industrial Properties, Inc. REIT 3,585 393,884
National Storage Affiliates Trust REIT 6,764 338,673
Piedmont Office Realty Trust, Inc., Class A REIT 27,731 363,831
Power REIT
(a)
10,242 130,381
Retail Opportunity Investments Corp. REIT 26,019 410,580
Urstadt Biddle Properties, Inc., Class A REIT 25,031 405,502
Whitestone REIT 43,492 467,539
8,947,466
Recreational Vehicles ( 0.2% )
MasterCraft Boat Holdings, Inc.
(a)
12,094 254,579
Resorts/Theme Parks ( 0.1% )
Six Flags Entertainment Corp.
(a)
8,277 179,611
Retail ( 3.6% )
Capri Holdings, Ltd.
(a)
5,804 238,022
Casey's General Stores, Inc. 2,359 436,368
Chico's FAS, Inc.
(a)
50,533 251,149
Herbalife Nutrition, Ltd.
(a)
6,945 142,025
Kimball International, Inc., Class B 30,799 236,228
La-Z-Boy, Inc. 15,189 360,131
Movado Group, Inc. 8,347 258,173
PVH Corp. 6,913 393,350
Qurate Retail, Inc., Class A 68,892 197,720
The ONE Group Hospitality, Inc.
(a)
27,877 205,453
Titan Machinery, Inc.
(a)
19,027 426,395
TravelCenters of America, Inc.
(a)
6,989 240,911
Turning Point Brands, Inc. 8,798 238,690
Under Armour , Inc.
(a)
55,186 459,699
Vector Group, Ltd. 50,071 525,746
4,610,060
Savings & Loans ( 1.5% )
Axos Financial, Inc.
(a)
6,957 249,408
Banc of California, Inc. 14,239 250,891

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2022
Shares Fair Value
Savings & Loans (1.5%) (continued)
Home Bancorp, Inc. 9,697 $ 330,959
OceanFirst Financial Corp. 29,666 567,511
Washington Federal, Inc. 17,666 530,333
1,929,102
Semiconductors ( 2.1% )
Amkor Technology, Inc. 14,032 237,842
Cirrus Logic, Inc.
(a)
7,522 545,646
Cohu , Inc.
(a)
18,224 505,716
MaxLinear , Inc.
(a)
14,132 480,205
Onto Innovation, Inc.
(a)
7,426 517,889
Ultra Clean Holdings, Inc.
(a)
15,985 475,874
2,763,172
Software ( 3.8% )
ACI Worldwide, Inc.
(a)
19,912 515,522
American Software, Inc., Class A 29,899 483,168
Aspen Technology, Inc.
(a)
1,412 259,356
EverCommerce , Inc.
(a)
55,794 504,378
Instructure Holdings, Inc.
(a)
23,050 523,235
PowerSchool Holdings, Inc.
(a)
41,688 502,341
Progress Software Corp. 10,507 475,967
Sapiens International Corp. NV 22,280 538,953
Sciplay Corp., Class A
(a)
22,482 314,074
Upland Software, Inc.
(a)
40,245 584,357
Verint Systems, Inc.
(a)
6,184 261,892
4,963,243
Telecommunications ( 2.1% )
Extreme Networks, Inc.
(a)
52,880 471,690
InterDigital , Inc. 9,323 566,838
Telephone and Data Systems, Inc. 34,073 538,013
The New York Times Co., Class A 8,529 237,959
Viavi Solutions, Inc.
(a)
35,693 472,218
WideOpenWest , Inc.
(a)
24,218 441,010
2,727,728
Transportation ( 0.9% )
Alaska Air Group, Inc.
(a)
12,216 489,251
Daseke , Inc.
(a)
36,576 233,721

Schedule of Investments
June 30, 2022 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Transportation (0.9%) (continued)
XPO Logistics, Inc.
(a)
9,335 $ 449,573
1,172,545
TOTAL COMMON STOCK (COST $136,756,798) 129,212,348
INVESTMENTS, AT VALUE (COST $136,756,798) 99.5% 129,212,348
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.5% 623,286
NET ASSETS 100.0% $ 129,835,634
(a) Non-income producing security.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
June 30, 2022
Quarterly Report I June 30, 2022

1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Schedule of Investments
June 30, 2022

www.cornercapfunds.com
REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Schedule of Investments
June 30, 2022
Quarterly Report I June 30, 2022

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of June 30, 2022:
For the period ended June 30, 2022 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period .
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 129,212,348 $ – $ – $ 129,212,348
Total $ 129,212,348 $ – $ – $ 129,212,348
* See Schedule of Investments for industry classification